Convertible Promissory Notes and Derivative Liabilities (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Apr. 09, 2025	Aug. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2025	Nov. 28, 2022
Derivative Liabilities [Line Items]
Warrants exercised value (in Dollars)			$ 534
Additional warrants			44,749
Financial expense, net (in Dollars)	$ 509		$ 3,893
Forecast [Member]
Derivative Liabilities [Line Items]
Warrants exercised value (in Dollars)		$ 69
Series A Warrants [Member]
Derivative Liabilities [Line Items]
Number of warrants exercised			32,660
Series A Warrants [Member] | Forecast [Member]
Derivative Liabilities [Line Items]
Number of warrants exercised					13,613
Pure Capital Warrant [Member]
Derivative Liabilities [Line Items]
Financial expense, net (in Dollars)			$ 3,201
Additional Warrants [Member]
Derivative Liabilities [Line Items]
Additional warrants issued						0
Additional warrants			1,832
Additional Warrants [Member] | Series A Warrants [Member]
Derivative Liabilities [Line Items]
Additional warrants			116,859